Financial Instrument Risk (Tables)	12 Months Ended
Jun. 30, 2022
Financial Instruments [Abstract]
Foreign currency denominated financial assets and liabilities
Foreign currency denominated financial assets and liabilities which expose the Group to currency risk are disclosed below. The amounts shown are translated into GBP at the closing rate:

30 June 2022	GBP £‘000	EUR £‘000	USD £‘000	RON £‘000	Others £‘000	TOTAL £‘000
Financial assets	193,124	35,138	60,305	7,143	32,435	328,145
Financial liabilities	(52,369)	(11,241)	(12,725)	(56,392)	(42,102)	(174,829)
Total	140,755	23,897	47,580	(49,249)	(9,667)	153,316

30 June 2021 (Restated) (1)	GBP £‘000	EUR £‘000	USD £‘000	RON £‘000	Others £‘000	TOTAL £‘000
Financial assets	101,136	26,275	38,562	5,734	17,406	189,113
Financial liabilities	(41,497)	(9,641)	(15,560)	(53,533)	(37,948)	(158,179)
Total	59,639	16,634	23,002	(47,799)	(20,542)	30,934
(1) Restated to include the effects of revisions arising from provisional to final acquisition accounting for Five and Levvel (refer to note 3C for details).

Schedule of effect of changes in foreign exchange rates
During the year ended 30 June 2022, the Sterling/RON volatility ranged from the RON strengthening against Sterling by 3% to weakening by 2%.

	GBP/RON	Profit impact £’000	Equity impact £’000
30 June 2022	3%	(693)	(672)
30 June 2022	(2)%	536	519
During the year ended 30 June 2021, the Sterling/RON volatility ranged from the RON strengthening against Sterling by 5% to weakening by 5%.

	GBP/RON	Profit impact £’000	Equity impact £’000
30 June 2021	5%	(820)	(510)
30 June 2021	(5)%	766	476

Schedule of maximum exposure to credit risk	The Group’s maximum exposure to credit risk is limited to the carrying amount of financial assets recognised at 30 June, as summarised below:

	2022 £’00	2021 £’000
Cash and cash equivalents	£162,806	£69,884
Trade and other receivables	162,671	118,303
Other financial assets	2,190	182
Finance lease receivable	478	744
Total	£328,145	£189,113

Analysis of age of financial assets that are past due but not impaired	Information on trade receivables past due but not impaired are as follows:

	2022 £’00	2021 £’000
Not more than 3 months	17,899	10,671
More than 3 months but not more than 6 months	7,199	4,883
More than 6 months but not more than 1 year	—	—
More than 1 year	—	—
Total	£25,098	£15,554

Disclosure of maturity analysis for non-derivative financial liabilities
As at 30 June 2022, the Group’s non-derivative financial liabilities had contractual maturities (including interest payments where applicable) as summarised below:

30 June 2022	Current 0 - 6 months £’000	Current 6 - 12 months £’000	Non-Current 1 - 5 years £’000	Non-Current +5 years £’000
Lease liabilities	£6,200	£5,698	£33,233	£10,766
Trade and other payables	98,252	—	—	—
Deferred consideration	7,216	3,388	1,062	—
Contingent consideration	2,958	1,225	4,331	—
Other liabilities	—	—	500	—
Total	£114,626	£10,311	£39,126	£10,766
There were no forward foreign currency options in place at 30 June 2022.
As at 30 June 2021, the Group’s non-derivative financial liabilities had contractual maturities (including interest payments where applicable) as summarised below:

30 June 2021 (Restated) (1)	Current 0 - 6 months £’000	Current 6 - 12 months £’000	Non-Current 1 - 5 years £’000	Non-Current +5 years £’000
Lease liabilities	£7,173	£6,324	£35,947	£14,241
Trade and other payables	78,528	—	—	—
Deferred consideration	673	—	9,370	—
Contingent consideration	—	5,718	—	—
Other liabilities	—	—	205	—
Total	£86,374	£12,042	£45,522	£14,241
(1) Restated to include the effects of revisions arising from provisional to final acquisition accounting for Five and Levvel (refer to note 3C for details).